Other costs and other income	12 Months Ended
Dec. 31, 2021
Other costs [Abstract]
Other costs and other income
8. Other costs and other income
8.1 Other costs

Figures in million – SA rand	2021	2020	2019
Care and maintenance	(737)	(814)	(766)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	—	—	(89)
Loss due to dilution of interest in joint operation	(4)	(30)	—
Non-recurring COVID-19 costs	(3)	(97)	—
Corporate and social investment costs	(288)	(258)	(150)
Cost incurred on employee and community trusts	(744)	(508)	(50)
Exploration costs	(12)	(33)	(11)
Non-mining royalties	(327)	(193)	(87)
Strike related costs	—	(1)	(402)
Service entity costs	(534)	(501)	(404)
Other	(369)	(292)	(351)
Total other costs	(3,018)	(2,727)	(2,310)
8.2 Other income

Figures in million – SA rand	2021	2020	2019
Income on settlement of legal dispute	—	580	—
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	167	464	—
Service entity income	398	383	264
Sundry income	183	231	220
Profit on sale of St Helena	16	—	—
Total other income	764	1,658	484